Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

Note 11 - Benefit Plans

Pension Plan

The Association maintains a defined benefit pension plan (the "Plan") covering all employees who have met the Plan's eligibility requirements. The Association's policy is to fund the Plan annually with the minimum contribution deductible for Federal income tax purposes.

On February 26, 2009, the Company froze its defined benefit pension plan effective March 31, 2009. The freezing of the Plan is consistent with ongoing cost reduction strategies and shift focus on future savings of retirement benefit expense. The changes included a discontinuation of accrual of future service cost in the defined benefit pension plan and fully preserving retirement benefits that employees will have earned as of March 31, 2009.

The following table sets forth the Plan's funded status:

	December 31,
	2011	2010

Change in benefit obligation:
Benefit obligation - beginning	$5,647,829	$5,235,702
Service cost	—	—
Interest cost	304,864	305,372
Actuarial loss	647,643	394,924
Benefits Payments	(285,580)	(288,169)

Benefit obligation - ending	$6,314,756	$5,647,829

Change in plan assets:
Fair value of assets - beginning	$5,621,314	$4,838,494
Actual return on plan assets	(81,112)	570,989
Annuity Payments	(285,580)	(288,169)
Contributions	—	500,000

Fair value of assets - ending	$5,254,622	$5,621,314

	December 31,
	2011	2010

Reconciliation of funded status:
Accumulated benefit obligation	$(6,314,756)	$(5,647,829)

Projected benefit obligation	(6,314,756)	(5,647,829)
Fair value of assets	5,254,622	5,621,314

Funded status	$(1,060,134)	$(26,515)

Valuation assumptions:
Discount rate	4.40%	5.54%
Rate of return on long-term assets	8.00%	9.00%

	Years Ended December 31,
	2011	2010

Net periodic pension expense:
Service cost	$—	$—
Interest cost	304,864	305,372
Expected return on assets	(492,880)	(424,680)
Amortization of unrecognized net loss	242,712	229,604

Total Net Periodic Pension Expense Included in Salaries and Employee Benefits	$54,696	$110,296

Valuation assumptions:
Discount rate	5.54%	6.00%
Rate of return on long-term assets	9.00%	9.00%

The Association expects to make a contribution of $1,500,000 during 2012.

The Plan has invested in following categories of investments:

	December 31,
	2011	2010

Equity/mutual funds	61.98%	64.98%
Fixed income	38.02%	35.02%

	100.00%	100.00%

The long-term investment objective is to allocate the Plan's assets to a range of approximately 65% equities, and 35% bond funds to achieve an optimal risk/reward profile. Based on an analysis of the current market environment, the Company projects a 4% return from fixed income and a 7% return from equities, for an overall expected return of approximately 6%. The long-term rate of return on assets assumption is set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the Plan's actual target allocation of asset classes. Equities and fixed income securities are assumed to earn real rates of return in the ranges of 5 - 9% and 2 - 6%, respectively. Additionally, the long-term inflation rate is projected to be 3%. When these overall return expectations are applied to a typical plan's target allocation, the result is an expected return of 7% to 11%.

The fair values of the Company's pension plan assets at December 31, 2011 and 2010, by asset category (see Note 16 for the definitions of Levels), are as follows:

December 31, 2011	Total	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
Asset Category:
Mutual funds – Equity:
Large-Cap Value (a)	$470,534	$470,534	$—	$—
Small-Cap Core (b)	620,538	620,538	—	—
	1,091,072	1,091,072		—
Common/Collective Trusts – Equity:
Large-Cap Core (c)	556,298	—	556,298	—
Large-Cap Value (d)	274,036	—	274,036	—
Large-Cap Growth (e)	756,620	—	756,620	—
International Growth (f)	578,759	—	578,759	—
	2,165,713	—	2,165,713	—
Common/Collective Trusts – Fixed Income:
Market Duration Fixed (g)	1,997,836	—	1,997,836	—

	$5,254,622	$1,091,072	$4,163,550	—

(a)	This category consists of investments whose sector and industry exposures are maintained within a narrow band around Russell 1000 index. The portfolio holds approximately 150 stocks.
(b)	This category contains stocks whose sector weightings are maintained within a narrow band around those of the Russell 2000 index. The portfolio will typically hold more than 150 stocks.
(c)	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.
(d)	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.
(e)	This category consists of a portfolio of between 45 and 65 stocks that will typically overweight technology and health care.
(f)	This category consists of a broadly diversified portfolio of non-U.S. domiciled stocks. The portfolio will typically hold more than 200 stocks with 0%-35% invested in emerging markets securities.
(g)	This category consists of an index fund that tracks the Barclays Capital U.S. Aggregate Bond index. The fund invests in Treasury, agency, corporate, mortgage-backed and asset-backed securities.

December 31, 2010	Total	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
Asset Category:
Mutual funds – Equity:
Large-Cap Value (a)	$507,220	$507,220	$—	$—
Small-Cap Core (b)	673,134	673,134	—	—
	1,180,354	1,180,354	—	—
Common/Collective Trusts – Equity:
Large-Cap Core (c)	578,123	—	578,123	—
Large-Cap Value (d)	293,325	—	293,325	—
Large-Cap Growth (e)	829,019	—	829,019	—
International Growth (f)	772,022	—	772,022	—
	2,472,489	—	2,472,489	—
Common/Collective Trusts – Fixed Income:
Market Duration Fixed (g)	1,968,471	—	1,968,471	—

	$5,621,314	$1,180,354	$4,440,960	$—

(a)	This category consists of investments whose sector and industry exposures are maintained within a narrow band around Russell 1000 index. The portfolio holds approximately 150 stocks.
(b)	This category contains stocks whose sector weightings are maintained within a narrow band around those of the Russell 2000 index. The portfolio will typically hold more than 150 stocks.
(c)	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.
(d)	This category contains large-cap stocks with above-average yield. The portfolio typically holds between 60 and 70 stocks.
(e)	This category consists of a portfolio of between 45 and 65 stocks that will typically overweight technology and health care.
(f)	This category consists of a broadly diversified portfolio of non-U.S. domiciled stocks. The portfolio will typically hold more than 200 stocks with 0%-35% invested in emerging markets securities.
(g)	This category consists of an index fund that tracks the Barclays Capital U.S. Aggregate Bond index. The fund invests in Treasury, agency, corporate, mortgage-backed and asset-backed securities.

Expected benefit payments under the Plan are as follows:

Year Ended December 31,
2012	$283,899
2013	290,982
2014	309,678
2015	330,145
2016	347,612
2017-2021	1,966,674

At December 31, 2011, unrecognized net loss amounted to $3,895,593, which is included in accumulated other comprehensive loss. At December 31, 2010, unrecognized net loss amounted to $2,916,670 and was included in accumulated other comprehensive loss. For the year ending December 31, 2012, $382,216 of net loss is expected to be amortized in pension expense.

Postretirement Benefits

The Association provides certain health care and life insurance benefits to employees retired as of January 1, 1995. The following tables set forth the Plan's funded status and the components of net postretirement benefit cost:

	December 31,
	2011	2010
Changes in benefit obligations:
Benefit obligation - beginning	$237,044	$237,867
Interest cost	12,480	13,584
Unrecognized net loss (gain) amortization	235	6,187
Benefits paid	(19,922)	(20,594)

Benefit obligation - ending	$229,837	$237,044

Reconciliation of funded status:
Accumulated benefit obligation	$(229,837)	$(237,044)
Postretirement benefit obligation	$(229,837)	$(237,044)

Valuation assumptions:
Discount rate	4.40%	5.54%

	Years Ended December 31,
	2011	2010

Net periodic expense:
Unrecognized net loss amortization	$5,180	$4,732
Interest cost	12,480	13,584
Unrecognized past service liability	3,824	3,824

Net postretirement benefit cost included in salaries and employee benefits	$21,484	$22,140

Valuation assumptions:
Discount rate	5.54%	6.00%
Current medical trend	9.00%	9.00%
Ultimate medical trend	5.00%	5.00%

The Plan is unfunded. It is estimated that contributions of approximately $23,330 will be made during the year ending December 31, 2012. Expected benefit payments under the Plan are as follows:

Year Ended December 31,
2012	$23,330
2013	23,836
2014	24,008
2015	23,807
2016	23,150
2017-2021	97,933

At the year ended December 31, 2011, a medical cost trend rate of 8.0%, was estimated. For the year ended December 31, 2010, a medical cost trend of 9.00% was estimated. Increasing the assumed medical cost trend by one percent in each year would increase the accumulated postretirement benefit obligation as of December 31, 2011 and 2010, by $13,000 and $14,000, respectively. The aggregate of the service and interest components of net periodic postretirement benefit cost for the years ended December 31, 2011 and 2010 were not affected.

At December 31, 2011, unrecognized prior service cost and unrecognized net loss amounted to $23,692 and $65,479, respectively, and were included in accumulated other comprehensive loss. At December 31, 2010, unrecognized prior service cost and unrecognized net loss amounted to $27,516 and $70,424, respectively, and were included in accumulated other comprehensive loss. For the year ended December 31, 2012, $5,304 of net loss and $3,824 of prior service cost are expected to be amortized in post-retirement benefit expense.

Supplemental Employee Retirement Plan ("SERP")

	December 31,
	2011	2010
Changes in benefit obligations:
Benefit obligation - beginning	$740,644	$742,790
Service cost	13,552	11,448
Interest cost	38,456	41,776
Actuarial loss(gain)	139,702	37,630
Benefits paid	(93,000)	(93,000)

Benefit obligation - ending	$839,354	$740,644

Reconciliation of funded status:
Accumulated benefit obligation	$(733,033)	$(678,084)
Projected benefit obligation	$(839,354)	$(740,644)
Fair value of assets	—	—
Funded status	$(839,354)	$(740,644)

Valuation assumptions:
Discount rate	4.40%	5.54%
Salary increase rate	3.00%	3.00%

	Years Ended December 31,
	2011	2010
Net periodic expense:
Service cost	$13,552	$11,448
Interest cost	38,456	41,776
Unrecognized past service liability	11,776	11,776
Net SERP cost included in salaries and employee benefits	$63,784	$65,000

Valuation assumptions:
Discount rate	5.54%	6.00%
Salary increase rate	3.00%	3.00%

The Plan is unfunded. It is estimated that contributions of approximately $93,185 will be made during the year ending December 31, 2012. Expected benefit payments under the Plan are as follows:

Year Ended December 31,
2012	$93,185
2013	93,398
2014	96,541
2015	101,054
2016	13,542
2017-2021	170,938

At December 31, 2011, unrecognized prior service cost and unrecognized net loss amounted to $69,848 and $193,165, respectively, and were included in accumulated other comprehensive loss. At December 31, 2010, unrecognized prior service cost and unrecognized net loss of $81,624 and $51,680, respectively, were included in accumulated other comprehensive loss. For the year ended December 31, 2012, $11,776 of prior service cost and $13,520 of unrecognized net loss is expected to be amortized in SERP expense.

Retirement Plan for Directors

	December 31,
	2011	2010

Changes in benefit obligations:
Benefit obligation – beginning	$209,088	$210,030
Service cost	8,444	7,248
Interest cost	11,164	11,768
Actuarial loss (gains)	42,005	7,042
Benefits paid	(19,300)	(27,000)

Benefit obligation - ending	$251,401	$209,088

Reconciliation of funded status:
Accumulated benefit obligation	$(190,213)	$(166,620)
Projected benefit obligation	$(251,401)	$(209,088)
Market value of assets	—	—
Funded status	$(251,401)	$(209,088)

Valuation assumptions:
Discount rate	4.00%	5.54%
Salary increase rate	3.00%	3.00%

	Year Ended December 31,
	2011	2010
Net periodic expense:
Service cost	$8,444	$7,248
Interest cost	11,164	11,768
Unrecognized (gain)	(2,360)	(3,000)
Unrecognized past service liability	5,512	5,512

Net cost included in directors' compensation	$22,760	$21,528
Valuation assumptions:
Discount rate	5.54%	6.00%
Salary increase rate	3.00%	3.00%

The Plan is unfunded. It is estimated that contributions of approximately $1,786 will be made during the year ending December 31, 2012. Expected benefit payments under the Plan are as follows:

Year Ended December 31,
2012	$1,786
2013	3,591
2014	17,813
2015	18,222
2016	18,694
2017-2021	71,454

At December 31, 2011, unrecognized prior service cost and unrecognized net gain amounted to $42,275 and $7,320, respectively, and are included in accumulated other comprehensive loss. At December 31, 2010, unrecognized prior service cost and unrecognized net gain of $47,787 and $51,685, respectively, were included in accumulated other comprehensive loss. For the year ended December 31, 2012, $5,512 of prior service cost is expected to be amortized in expense.

ESOP

The Company has established an ESOP for all eligible employees. The ESOP used $696,160 of proceeds from a term loan from the Company to purchase 105,294 shares (adjusted for the February, 2005 and March, 2006 stock dividends) of Company common stock in the initial offering. The term loan from the Company to the ESOP is payable over 20 years. Interest on the term loan is payable monthly, commencing on November 1, 2003, at the rate of 5.5% per annum. The Association intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments required from the ESOP on the term loan. Shares purchased with the loan proceeds are initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account will be allocated among the participants on the basis of compensation, as described by the ESOP, in the year of allocation. During the years ended December 31, 2011 and 2010, the Association made cash contributions of $57,000 to the ESOP, of which $29,000 and $28,000, respectively, was applied to loan principal. At December 31, 2011 and 2010, the loan had an outstanding balance of $495,000 and $524,000, respectively.

The ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition. As shares are committed to be released from collateral, the Company records compensation expense equal to the current market price of the shares, and the shares become outstanding for net income per common share computations. Dividends on allocated ESOP shares are recorded as a reduction of stockholders' equity. Contributions equivalent to dividends on unallocated ESOP shares are recorded as a reduction of debt. ESOP compensation expense was $25,000 and $25,000 for the years ended December 31, 2011 and 2010, respectively, which is included in salary and employee benefits.

The ESOP shares are summarized as follows:

	December 31,
	2011	2010
Unearned shares	61,858	67,123
Shares committed to be released	—	—
Shares released	35,232	29,967
Shares distributed	8,204	8,204
	105,294	105,294

Fair value of unearned shares	$194,853	$402,738

Restricted Stock Awards

Restricted Stock Awards under the Stock-Based Incentive Plan are granted in the form of Company common stock, and vest over a period of eight years (12.5% annually from the date of grant). The Restricted Stock Awards become fully vested upon the death or disability of the holder. At December 31, 2011 and 2010, there were no shares remaining available for future restricted stock awards.

The following is a summary of the status of the Company's non-vested restricted shares for the years ended December 31, 2011 and 2010:

	Restricted Shares	Weighted Average Grant Date Fair Value

Non-vested as of December 31, 2009	11,398	$9.71
Vesting	3,800	9.71
Non-vested as of December 31, 2010	7,598	9.71
Vesting	3,800	9.71
Non-vested as of December 31, 2011	3,798	$9.71

No shares were granted or forfeited during the years ended December 31, 2011 and 2010. During both the years ended December 31, 2011 and 2010, the Company recorded $41,000 of stock-based compensation expense and the income tax benefit attributed to this expense was $17,000 during each year. Expected future compensation expense relating to the 3,798 non-vested restricted share awards as of December 31, 2011 is $41,000 over a weighted average period of 1 year.

Stock Options

Stock Options granted under the Stock-Based Incentive Plan may be either options that qualify as incentive stock options as defined in Section 422 of the Internal Revenue Code of 1986, as amended, or non-statutory options. Options granted will vest and will be exercisable on a cumulative basis in equal installments at the rate of 12.5% per year commencing one year after the grant date. All options granted will be exercisable in the event the optionee terminates his employment due to death or disability. The options expire ten years from the date of grant. At December 31, 2011 and 2010, there were 57,357 shares available for future option grants.

A summary of stock option activity follows:

	Number of Stock Options	Weighted Average Exercise price

Balance at December 31, 2009	82,378	$9.71
Granted	—
Exercised	—
Forfeited	—
Balance at December 31, 2010	82,378	9.71
Granted	—
Exercised	—
Forfeited	—
Balance at December 31, 2011	82,378	$9.71
Exercisable at December 31, 2011	75,503	$9.71

During both the years ended December 31, 2011 and 2010, the Company recorded $41,000 for stock option expense and the tax benefit attributed to non-qualified stock option expense was $3,000 in each year.

Expected future compensation expense relating to the 6,875 nonvested options outstanding as of December 31, 2011 is $27,843 over a weighted-average period of 1 year.

At December 31, 2011 and 2010, the intrinsic value of stock options outstanding and stock options exercisable amounted to $0 and the weighted average remaining contractual term was 3 and 4 years, respectively. At and for the years ended December 31, 2011 and 2010, there was no dilutive effect of stock options.